10. Stock-Based Compensation (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Stock-based Compensation Details Narrative
Common stock reserved	4,584,650
Risk-free interest rate	1.68%
Expected life	3 years
Dividend yield	0.00%
Stock price volatility	192.00%
Option to purchase common stock	500,000
Fair Value of Options using Black Scholes option pricing model estimated amount	$ 2,200
Estimated forfeiture rate	30.00%
Fair value of options using the Black-Scholes option-pricing model estimated	516
Unrecognized compensation expense	$ 1,030
Unrecognized compensation expense recognized period	2 years